Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

7. Other Current Liabilities

Other current liabilities are comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Cooperative advertising, customer rebates and allowances	$92.9	$87.4
Warranty and product liability reserves	108.3	97.3
Accrued environmental and other litigation	22.3	20.5
Other	197.5	228.3

Total	$421.0	$433.5